Private Placement	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Private Placement [Abstract]
Private Placement

Note 6. 2012 Private Placement

In September 2012, the Company entered into a self directed 2012 Private Placement (the "2012 Private Placement") with respect to the sale of up to 1,111,111 units at a price of $0.90 per unit. Each unit to be issued in the 2012 Private Placement consists of one share of the Company's common stock and one Series D Common Stock Warrant (the "Series D Warrant") to purchase one share of common stock at $1.25 per share for a period of 36 months from the date of issuance. The 2012 Private Placement, originally due to expire on October 31, 2012, has been extended by the Company through December 31, 2012.

During the quarter ended September 30, 2012, the Company raised $428,000 pursuant to the terms of the 2012 Private Placement. The issuance of the related 475,556 shares of common stock and 475,556 Series D Warrants is pending the closing of the 2012 Private Placement, on or before December 31, 2012. At September 30, 2012, the Company recorded the $428,000 as stock payable in current liabilities.

Note 7. 2011 Private Placement

In October 2011, the Company entered into a self directed 2011 Private Placement consisting of the sale of 2,500,000 Units at a price of $0.60 per Unit. Each Unit consisted of one share of the Company's common stock and one Series A Warrant to purchase one share of common stock at $1.25 per share for a period of two years from the date of issuance. The 2011 Private Placement closed on December 31, 2011, raising $704,870 in the sale of 1,174,785 shares of common stock and 1,174,785 Series A Warrants. The issuance of the shares of common stock and the shares underlying the Series A Warrants are exempt from registration pursuant to regulation Rule 506.

At the time of grant, the fair value of the 1,174,785 Series A Warrants, as calculated using the Black-Scholes model, was $569,383, using the following weighted average assumptions: risk-free interest rate of 0.27%; expected lives of 2 years, expected volatility of 167.9%, and a 0% dividend yield. The proceeds from the 2011 Private Placement allocated to the warrants and common stock were $288,285 and $416,585, respectively, based on their relative fair values on the date of issuance.